Nov. 01, 2023
Pacer Industrial Real Estate ETF
Pacer Industrial Real Estate ETF
Pacer Industrial Real Estate ETF (INDS)
(the “Fund”)
October 13, 2023
Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated August 31, 2023, as previously supplemented
Effective November 1, 2023, Pacer Advisors, Inc. (the “Adviser”), the investment adviser to the Fund, has contractually agreed to continue to waive 5 basis points (0.05%) of its management fee for the Fund until October 31, 2024. The fee waiver agreement may only be terminated prior to October 31, 2024 with the consent of the Adviser and the Fund’s Board of Trustees, and may be renewed by the Adviser in its sole discretion. All references to the Fund’s management fee in the Summary Prospectus, Prospectus, and Statement of Additional Information are hereby supplemented to reflect the aforementioned contractual fee waiver extension.
The following information replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Example”:

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Less Fee Waiver	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.55%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$187	$330	$745

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
Pacer Data & Infrastructure Real Estate ETF
Pacer Data & Infrastructure Real Estate ETF
Pacer Data & Infrastructure Real Estate ETF (SRVR)
(the “Fund”)
October 13, 2023
Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated August 31, 2023, as previously supplemented
Effective November 1, 2023, Pacer Advisors, Inc. (the “Adviser”), the investment adviser to the Fund, has contractually agreed to continue to waive 5 basis points (0.05%) of its management fee for the Fund until October 31, 2024. The fee waiver agreement may only be terminated prior to October 31, 2024 with the consent of the Adviser and the Fund’s Board of Trustees, and may be renewed by the Adviser in its sole discretion. All references to the Fund’s management fee in the Summary Prospectus, Prospectus, and Statement of Additional Information are hereby supplemented to reflect the aforementioned contractual fee waiver extension.
The following information replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Example”:

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Less Fee Waiver	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.55%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$187	$330	$745

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.